Related Parties Balances and Transactions (Details) - Schedule of Due from Related Parties - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Due from Related Parties [Line Items]
Due from related parties	¥ 618	¥ 584
Philectronics [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	560	536
Mr. Yu [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	¥ 58	¥ 48